Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 26	Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2021 through the date the consolidated financial statements were filed with the United States Securities and Exchange Commission. Based on this evaluation, the Company has determined none of these events were required to be recognized or disclosed in the consolidated
financial statements and related notes.